Non-current financial debt (Details 5) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	$ 25,283	$ 22,957
Total	25,660	23,583
Balance sheet
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	25,283	22,957
Others	377	626
Total	25,660	23,583
Fair values
Disclosure of fair value measurement of liabilities [line items]
Straight bonds	25,438	23,835
Others	377	626
Total	$ 25,815	$ 24,461